Stock-based Plans and Stock-based Compensation (Details Narratives) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shares authorized under stock plans	6,085,015
Shares available for future grant under stock plans	261,716
Options in-the-money	4,513,984
Weighted average grant-date fair value of options granted	$ 1.80	$ 0.27
Options granted	150,835
Unearned stock based compensation expense	$ 3,074,119
Option 1 [Member]
Options granted	1,667
Option price per share	$ 6.96
Volatility rate	65.00%
Call option value	$ 3.24
Total estimated value, option	5,404
Option 2 [Member]
Options granted	25,269
Option price per share	$ 4.14
Volatility rate	73.40%
Call option value	$ 2.14
Total estimated value, option	56,206
Option 3 [Member]
Options granted	333,334
Volatility rate	73.40%
Call option value	$ 2.74
Total estimated value, option	91,335
Option 4 [Member]
Options granted	52,500
Option price per share	$ 2.40
Volatility rate	61.00%
Call option value	$ 1.06
Total estimated value, option	55,671
Option 5 [Member]
Options granted	58,338
Option price per share	$ 1.50
Volatility rate	122.00%
Call option value	$ 1.13
Total estimated value, option	4,714
Option 6 [Member]
Options granted	417,326
Option price per share	$ 2.04
Volatility rate	132.00%
Call option value	$ 1.84
Total estimated value, option	767,879
Option 7 [Member]
Options granted	2,782,174
Volatility rate	132.00%
Call option value	$ 1.55
Total estimated value, option	4,312,370
Option 8 [Member]
Options granted	1,669,306
Option price per share	$ 1.80
Volatility rate	132.00%
Call option value	$ 1.62
Total estimated value, option	2,704,276
Option 9 [Member]
Options granted	33,334
Option price per share	$ 2.46
Volatility rate	132.00%
Call option value	$ 1.43
Total estimated value, option	47,668
Option 10 [Member]
Options granted	100,002
Option price per share	$ 2.46
Volatility rate	132.00%
Call option value	$ 2.21
Total estimated value, option	221,004
Option 11 [Member]
Options granted	33,335
Option price per share	$ 4.20
Volatility rate	132.00%
Call option value	$ 3.78
Total estimated value, option	126,006
Option 12 [Member]
Options granted	27,502
Option price per share	$ 3.90
Volatility rate	132.00%
Call option value	$ 3.52
Total estimated value, option	96,807
Option 13 [Member]
Options granted	278,218
Option price per share	$ 3.90
Volatility rate	132.00%
Call option value	$ 3.52
Total estimated value, option	976,545
Option 14 [Member]
Options granted	58,334
Option price per share	$ 3.36
Volatility rate	132.00%
Call option value	$ 3.03
Total estimated value, option	176,752
Option 15 [Member]
Options granted	3,335
Option price per share	$ 3.36
Volatility rate	132.00%
Call option value	$ 2.95
Total estimated value, option	9,838
Option 16 [Member]
Options granted	8,334
Option price per share	$ 2.75
Volatility rate	132.00%
Call option value	$ 2.48
Total estimated value, option	$ 20,668